Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Basis of Presentation
2.1	Basis of Presentation
The combined and consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of Consolidation
2.2	Basis of Consolidation
The financial statements presented herein represent (1) prior to 2018 Restructuring, the combined financial statements of Wuhan Douyu, its subsidiaries and variable interest entities; (2) subsequent to 2018 Restructuring, the combined and consolidated financial statements of the Company, its subsidiaries and variable interest entities. All inter-company transactions and balances have been eliminated.
The Company, through its wholly-owned foreign invested subsidiary, WFOE in the PRC, entered into a series of contractual arrangements (“VIE agreements”) with Wuhan Douyu and Wuhan Ouyue (collectively known as “the VIEs”) and their respective shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs.
Applicable PRC laws and regulations currently limit foreign ownership of companies that provide internet valued-added businesses. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are not eligible to engage in provisions of internet content or online services. The Group therefore operates its business, primarily through the VIEs and the subsidiaries of the VIEs.

The following financial statement amounts and balances of the VIEs were included in the accompanying combined and consolidated financial statements after elimination of intercompany transactions and balances:

	As of December 31,
	2019	2020
	RMB	RMB

ASSETS
Cash and cash equivalents	826,481,128	577,710,921
Restricted cash	42,902,719	11,242,719
Short-term bank deposits	—	860,000,000
Accounts receivable, net	176,599,681	187,884,372
Prepayments	12,982,856	63,119,815
Amount due from related parties	13,431,477	8,464,978
Other current assets	82,405,807	157,178,414
Property and equipment, net	17,794,907	15,236,373
Long-term bank deposits	—	100,000,000
Intangible assets, net	130,272,386	102,837,070
Right-of-use assets	—	32,361,695
Investments	147,033,947	310,111,384
Other non-current assets	1,918,598	4,766,301

Total Assets	1,451,823,506	2,430,914,042

LIABILITIES
Accounts payable	794,266,492	868,771,872
Advances from customers	16,975,882	9,700,361
Deferred revenue	181,250,993	225,282,265
Accrued expenses and other current liabilities	177,228,742	208,531,141
Amount due to related parties	59,693,186	215,467,131
Lease liabilities	—	30,212,470

Total Liabilities	1,229,415,295	1,557,965,240

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Net revenue	3,436,175,885	7,207,666,259	8,697,485,194
Net income (loss)	(680,682,612)	985,034,474	432,731,451

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Net cash provided by operating activities	1,091,289,940	816,655,741	899,235,343
Net cash used in investing activities	(80,279,043)	(133,917,000)	(1,179,665,550)
Net cash used in financing activities	—	(1,363,044,149)	—
The VIEs contributed 94%, 99% and 91% of the Group’s consolidated revenue for the years ended
December 31, 2018, 2019 and 2020, respectively. As of December 31, 2019 and 2020, the VIEs accounted for an aggregate of 16% and
27%

of the consolidated total assets and 67% and
 81% of the consolidated total liabilities.
There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests
that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group may provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.
The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its registered capital, to the Company in the form of loans and advances or cash dividends.

Use of Estimates
2.3	Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s combined and consolidated financial statements include revenue recognition, share-based compensation, realization of deferred tax assets, impairment of investment, and allowance for credit loss.

Fair value measurements
2.4	Fair value measurements
Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities.
The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1	—	Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2	—	Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3	—	Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.
The Group’s short-term financial instruments include cash and cash equivalents, restricted cash, short-term investments, receivables, payables, other current assets, amounts due from related parties, other current liabilities, amounts due to related parties and short-term loan. The carrying amounts of these short-term financial instruments approximate their fair values due to the short-term maturity of these instruments. The carrying amounts of the long-term time deposits and long-term bank borrowings approximate their fair values as the interest rates are comparable to the prevailing interest rates in the market.

Foreign currency translation
2.5	Foreign currency translation
The functional currency of the Company and Douyu Hongkong Limited are in US dollars (“US$”). The functional currency of the Group’s subsidiaries and VIEs in the PRC is Renminbi (“RMB”). The functional currency of DouYu Japan is Japanese Yen (“JPY”).
Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Translation gains and losses are recognized in the combined and consolidated statements of comprehensive income (loss).
The Group’s reporting currency is Renminbi (“RMB”). For entities within the Group that have a functional currency other than the reporting currency, assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a component of other comprehensive income in the combined and consolidated statements of comprehensive income (loss) and the combined and consolidated statements of change in shareholders’ equit
y
 (deficit).

Convenience Translation into United States Dollars
2.6	Convenience Translation into United States Dollars
Translations of balances in the consolidated balance sheets, combined and consolidated statements of comprehensive income (loss) and combined and consolidated statements of cash flows from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.5250 on December 31, 2020, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2020, or at any other rate.

Cash and cash equivalents
2.7	Cash and cash equivalents
Cash and cash equivalents primarily consist of cash on hand and highly liquid investments, which are unrestricted as to withdrawal and use.
Restricted cash
2.8	Restricted cash
The Group’s restricted cash represents cash restricted by court related to lawsuits in which the group is a defendant. The restriction will be removed when the cases are closed.
Short-term and long-term bank deposits
2.9	Short-term and long-term bank deposits
The Group holds fixe
d
 term certificates of deposit with commercial banks in the PRC. Certificate of deposits with maturities between three months to one year are classified as short-term bank deposits and fixed term certificates of deposit with maturities beyond one year are classified as long term bank deposits.

Accounts receivable and allowance for credit loss
2.10	Accounts receivable and allowance for credit loss
Accounts receivable are stated at the historical carrying amount net of allowance
for credit loss. On January 1, 2020, the Group adopted ASU
No. 2016-13
“Fin
a
ncial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”
, using the modified retrospective transition method. Based on the Group’s assessment, the adoption of ASC 326 did not have any material impact to the Group’s combined consolidated financial statements and there were no material differences between the Group’s adoption of ASC 326 and its historic accounting method. ASU
2016-13
replaces the existing incurred loss impairment model with a forward-looking current expected credit loss (“CECL”) methodology, which results in more timely recognition of credit losses. The Group has developed a CECL model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The cumulative effect from the adoption as of January 1, 2020 was immaterial to the combined and consolidated financial statements.

Property and equipment, net
2.1 1	Property and equipment, net
Property and equipment are recorded at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer and transmission equipment	3 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives
Furniture and office equipment	5 years
Motor vehicles	5 years
Gains and losses from disposals of property and equipment are included in other operating income or expense in the combined and consolidated statements
o
f comprehensive income (loss).

Intangible assets, net
2.1 2	Intangible assets, net
Intangible assets are recorded at the cost to acquire these assets less accumulated amortization. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives. License for Online Transmission of Audio/Video Programs is determined to have an infinite useful life and is not subject to amortization, as such license is renewable every three years and can be renewed indefinitely.

Brand name	10 years
Agency contract rights	Over the shorter of the contract period or expected useful lives
License for Online Transmission of Audio/Video Programs	Infinite life
Platform	5 years
Software	3 - 5 years
Others	1 - 10 years

Goodwill
2.1 3	Goodwill
Goodwill
 is recognized for the excess of the purchase price over the fair value of tangible and identifiable intangible net assets of business acquired. Several factors give rise to goodwill in the Group’s acquisitions, such as the expected benefit from the existing workforce and client service capability of the acquired business. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. Prior to January 1, 2020, the Group performed a two-step
test to determine the amount, if any, of goodwill impairment. In Step 1, the Group compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, the Group performs Step 2 and compares the implied fair value of goodwill with the carryi
n
g amount of that goodwill for that reporting unit. An impairment charge equal to the amount by which the carrying amount of goodwill for the reporting unit exceeds the implied fair value of that goodwill is recorded, limited to the amount of goodwill allocated to that reporting unit. Starting from January 1, 2020, the Group adopted ASU
2017-04,
“Intangibles — Goodwill and Other (Topic 350): simplifying the test for goodwill impairment”, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. For the years ended December 31,

2018,
2019 and 2020, no impairment charge was recognized on goodwill.

Impairment of long-lived assets and intangible assets

2.14	Impairment of long-lived assets and intangible assets
The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition.
The Group evaluates intangible asset that is not subject to amortization for impairment annual and more frequently if events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Group conducts quantitative impairment test for indefinite-lived intangible asset and compares of the fair value of the asset with its carrying amount. The Group recognizes impairment loss on the amount by which the carrying value exceeds the fair value of the asset. After an impairment loss is recognized, the Group uses adjusted carrying amount of the long-lived assets and intangible asset as its new accounting basis.

Long-term investments
2.1 5	Long-term investments
Investments held by the Group comprised of equity investments in privately-held entities.
Equity method investments
The Group accounts for its equity investments over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investments and recognizes investment income or loss for share of the earnings or loss of the investee after the date of investment.
The Group assesses its equity method investments for impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in privately-held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary. If the decline in the fair value is deemed to be other-than-temporary, the carrying value of the equity method investment is written down to fair value. The Group recorded impairment loss of RMB15,166,140, RMB20,872,725
and
nil
, respectively in
o
ther expense, net for the years ended December 31, 2018, 2019 and 2020, respectively.
Equity securities without readily determinable fair value
The Group’s investment in equity securities comprise of investment in privately-held companies.
On January 1, 2019, the Group adopted ASC Topic 321, Investments—Equity Securities (“ASC 321”) and elected to measure these investments at cost minus impairment, if any, adjusted up or down for observable price changes in orderly transactions for the identical or similar investment of the same issuer. Any adjustment to the carrying amount is recorded in other income (expense), net. The Group also makes qualitative assessment at each reporting period and if the assessment indicates that the fair value of the investment is less than the carrying value, the investment in equity securities will be written down to its fair value, with the difference between the fair value of the investment and its carrying amount as an impairment loss recorded in investment loss.
For years ended 2018, 2019 and 2020, the Group recorded impairment loss of nil, nil and RMB28,088,491 in other expenses, net, respectively.

Revenue recognition
2.16	Revenue recognition
On Januar
y
 1, 2019, the Grou
p
 adopted ASC 606, “Revenue from Contracts
with
Customers” using the modified retrospective method applied to those contracts which were not completed as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with the Group’s historic accounting under Topic 605. Based on the Group’s assessment, the adoption of ASC 606 did not have any material impact to the Group’s combined and consolidated
financial statements.
The following table
disaggregates
the Group’s revenue by major type of services for the years ended December 31, 2018, 2019 and 2020:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Live streaming	3,147,196,247	6,617,291,032	8,852,225,839
Advertisement	342,169,195	513,265,806	645,227,128
Other	165,017,684	152,673,415	104,420,970

Total	3,654,383,126	7,283,230,253	9,601,873,937

Live streaming
The Group is principally engaged in operating its own live streaming platforms, which enable streamers and users to interact with each other during live streaming. The users have the option to purchase virtual currency, which is non-refundable
and can only be used to redeem for virtual items to be used in the live streaming sessions on the Group’s platforms. Unredeemed virtual currency is recorded as deferred revenue. Virtual currencies used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed below. Virtual items are categorized as consumable and time-based items. Consumable items consist of virtual gifts presented from the users to the streamers to show their support, and are consumed immediately upon redemption and time-based items consist of monthly premium subscription services.
The Group has evaluated and determined that it is the principal and views the users to be its customers. Specifically, the Group controls the virtual items before they are transferred to users. Its control is evidenced by the Group’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Group being primarily responsible to the users for the delivery of the virtual items as well as having full discretion in establishing pricing for the virtual items. Accordingly, the Group reports its live streaming revenue on a gross basis with amounts billed to users for the virtual items recorded as revenues and the revenue sharing fee paid to streamers or talent agencies recorded as cost of revenues. Sales proceeds are initially recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. The Group has determined that the virtual items represent one performance obligation in the live streaming service. Revenue related to each of the consumable items is recognized at the point in time when the virtual gifts is transferred directly to the streamers and consumed by them, while revenue related to time-based items is recognized ratably over a fixed period on a straight line basis. Although some virtual items have expiry dates, the Group considers that the impact of breakage for the virtual items is insignificant as historical data shows that virtual items are consumed shortly after they are released to users and the forfeiture rate remains relatively low for the periods presented. The Group does not have further performance obligations to the user after the virtual items are consumed.
Virtual items
can
be sold individually or bundled into one arrangement. When the Group’s users purchase multiple virtual items bundled within the same arrangement, the Group allocates the total consideration to each distinct virtual item based on their relative standalone selling prices. In instances where standalone selling price is not directly observable as the Group does not sell the virtual items separately, the Group determines the standalone selling price based on pricing strategies, market factors and strategic objectives. The Group recognizes revenue for each of the distinct virtual item in accordance with the revenue recognition method discussed above unless otherwise stated.

Advertisement
The Group generates advertisement revenues from rendering of various forms of advertisement services and provision of promotion campaigns on the live streaming platforms by way of advertisement display or integrated promotion activities in shows and programs on the live streaming platforms. The Group determined that it is the principal in the advertisement service.
Advertisements on the Group’s platforms are generally charged on the basis of duration whereby revenue is recognized ratably over the contract period of display. The Group provides sales incentives in the forms of discounts and rebates to advertisers or advertisement agencies based on purchase volume. Revenue is recognized based on the price charged to the advertisers or agencies, net of sales incentives provided to the advertisers or agencies. Sales incentives are estimated and recorded at the time of revenue recognition based on the contracted rebate rates and estimated sales volume based on historical experience. For the years ended December 31, 2018, 2019 and 2020, the rebates recorded by the Group were RMB44,389,826, RMB64,274,647 and RMB75,497,951 , respectively.
Other revenue
Other revenue mainly consists of game distribution revenue. Online games developed by third party game developers are displayed through the Group’s platforms t
o
 attract users to download and play the games. The Group earns revenues from game developers in accordance with the pre-determined
arrangements based on the in game purchase amounts for the games downloaded or played through the Group’s platforms. The Group considers itself as agent in these arrangement. Game distribution revenue is recognized at a point in time when the purchase in game is made.
Practical expedients and exemptions
The Group’s contracts have an original duration of one year or less. Accordingly, the Group does not disclose the value of unsatisfied performance obligations.
Contract balances
Contract balances include accounts receivable, advances from customers and deferred revenue. Accounts receivable represent cash due from third-party application stores as well as from advertising customers and are recorded when the right to consideration is unconditional. The allowance for credit loss reflects the best estimate of probable losses inherent to the account receivable balance. Advances from customers primarily represent cash received from the Group’s advertisement customers. Deferred revenue primarily includes cash received from paying users related to the Group’s live streaming service. Deferred revenue is recognized as revenue when all of the revenue recognition criteria have been met or over the estimated service period. Revenue recognized in 2020 that was included in the deferred revenue balance as of January 1, 2020 was RMB182,819,528
, which consists primarily of virtual items consumption.

	Accounts receivable	Advances from customers	Deferred revenue
	RMB	RMB	RMB

Opening Balance as of January 1, 2019	129,464,732	9,708,051	112,071,796
Increase, net	58,635,141	7,426,481	70,747,732

Ending Balance as of December 31, 2019	188,099,873	17,134,532	182,819,528
Increase (decrease), net	11,644,256	(6,223,543)	46,882,250

Ending Balance as of December 31, 2020	199,744,129	10,910,989	229,701,778

Cost of revenues

2.1 7	Cost of revenues
Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues consists primarily of (i) revenue sharing fees paid to live streamers and talent agencies determined based on a percentage of revenue from sale of virtual items, (ii) content costs, (iii) bandwidth, (iv) salaries and welfare, (v) server costs, depreciation and amortization expense for servers and other equipment, and intangibles directly related to operating the platform, and (vi) payment handling costs.

Research and development expenses
2.1 8	Research and development expenses
Research and development expenses primarily consist of (i) salaries and benefits expenses incurred for research and development personnel,(ii) rental, general expenses and depreciation expenses associated with the research and development activities and (iii) share based compensation. Expenditures incurred during the research phase are expensed as incurred and no research and development expenses were capitalized as of December 31, 2018, 2019 and 2020.

Income taxes
The Group accounts for uncertainty in income taxes recognized in the combined and consolidated financial statements by applying a two-step
process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not
to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the combined and consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2018, 2019 and 2020.

Segment information

2.2 2	Segment information
The Group uses management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocation of resource and assessing performance.
The Group’s CODM has been identified as the Chief Executive Officer. Before October 2018, the Group operates and manages it business in PRC China as a single operating segment. In October 2018, the Group acquired a business which operates a live stream platform mainly in Southeast Asia (“Nonolive”) and identified it as a new operating segment. In August 2019, the Group set up DouYu Japan Inc. (“DouYu Japan”) which operates a live streaming platform in Japan with a third party. The Group has determined that Nonolive and DouYu Japan do not meet the quantitative thresholds for a reportable segment under ASC 280-10-50 for the year ended December 31, 2020, therefore, does not result in a reportable segment. As such, the Group concluded that it has one reportable segment.

Operating leases as lessee
2.2 3	Operating leases as lessee
On January 1, 2020, the Group adopted ASU
No. 2016-02,
Leases (Topic 842) by using the modified retrospective method and did not restate the comparable periods. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less.
Under the new lease accounting standard, the Group determines if an arrangement is a lease or contains a lease at lease inception. The Group measure the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which was computed using the Group’s incremental borrowing rate, an estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. The Group measures the operating lease ROU assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term when the lessor makes the underlying asset available to the Group.
RMB100,318,025
of lease assets and
RMB81,851,982
of liabilities were recognized on the balance sheet upon adoption as of January 1, 2020.

Government subsidies
2.2 4	Government subsidies
Government subsidies are primarily referred to the amounts received from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as other operating income
, net
in the period the cash is received. Government subsidies recognized for the years ended December 31, 2018, 2019 and 2020 were RMB27,430,993, RMB68,834,899 and RMB92,708,856, respectively.

Certain risks and concentrations
2.25	Certain risks and concentrations
The revenues and expenses of the Group’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The PRC government imposes controls on the convertibility of RMB into foreign currencies. The Group’s cash and cash equivalents denominated in RMB that are subject to such government controls amounted to RMB561,928,329
, which
accounted for
10.6%
of total cash and cash equivalents as of December 31, 2020.
No customer individually represents greater than 10% of the total net revenues.

Recent accounting pronouncements

2.26	Recently issued accounting pronouncements
New Accounting Pronouncements Recently Adopted
In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)”, which introduces a new standard related to leases to increase transparency and comparability among organizations by requiring the recognition of ROU assets and lease liabilities on the balance sheet. Most prominent among the changes in the standard is the recognition of ROU assets and lease liabilities by lessees for those leases classified as operating leases under current U.S. GAAP. Under the standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The ASU is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, with early adoption permitted. In July 2018, the FASB issued ASU 2018-11, and provided another transition approach by allowing entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Group adopted the new lease standard beginning January 1, 2020 using the modified retrospective transition approach through a cumulative-effect adjustment in the period of adoption rather than retrospectively adjusting prior periods and the package of practical expedients. Adoption of the standard resulted in recognition of additional ROU assets and lease liabilities by approximately RMB100 million and RMB81 million as of January 1, 2020, respectively. Refer to Note 19 for further details.
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Group’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. On January 1, 2020, the Group adopted ASU 2016-13 and the cumulative effect from the adoption as of January 1, 2020 was immaterial to the combined and consolidated financial statements.
New Accounting Pronouncements Not Yet Adopted
In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes” to remove specific exceptions to the general principles in Topic 740 and to simplify accounting for income taxes. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted. The Group does not expect any material impact on its combined and consolidated financial statements and related disclosures as a result of adopting the new standard.
In January 2020, the FASB issued ASU
No. 2020-01,
 Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic
 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the FASB Emerging Issues Task Force)
(“ASU
2020-01”),
which clarifies the interactions of the accounting for certain equity securities under ASC 321, investments accounted for under the equity method of accounting in ASC 323, and the accounting for certain forward contracts and purchased options accounted for under ASC 815. ASU
2020-01
could change how an entity accounts for (i) an equity security under the measurement alternative and (ii) a forward contract or purchased option to purchase securities that, upon settlement of the forward contract or exercise of the purchased option, would be accounted for under the equity method of accounting or the fair value option in accordance with ASC 825. These amendments improve current U.S. GAAP by reducing diversity in practice and increasing comparability of the accounting for these interactions. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 31, 2020. Early adoption is permitted. The Group does not expect any material impact on its combined and consolidated financial statements and related disclosures as a result of adopting the new standard.

Sales and marketing expenses [Member]
Selling, General and Administrative Expenses, Policy
2.1 9	Sales and marketing expenses
Sales and marketing expenses consist primarily of (i) advertising and market promotion expenses, (ii) salaries and welfare for sales and marketing personnel and (iii) share based compensation. The advertising and market promotion expenses amounted to RMB129,013,488, RMB135,859,453 and RMB219,369,426 for the years ended December 31, 2018, 2019 and 2020, respectively.

General and administrative expenses [Member]
Selling, General and Administrative Expenses, Policy
2. 20	General and administrative expenses
General and administrative expenses consist primarily of (i) consulting fees, and (ii) share based compensation, salaries and welfare for general and administrative personnel and (iii) allowance for credit loss.

2.21	Income taxes
Current income taxes are provided for in accordance with the laws of the relevant tax authorities.
Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation. Deferred tax assets are then reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more likely than not that a portion of or all of the deferred tax assets will not be realized.